The Company (Details Textual) - USD ($)			1 Months Ended	3 Months Ended
	Feb. 09, 2017	Feb. 08, 2017	Feb. 15, 2017	Mar. 31, 2017	Dec. 31, 2016
The Company [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		6,283,237
Common stock, par value (in dollars per share)		$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance Initial Public Offering				$ 13,000,000
IPO
The Company [Line Items]
Stock Issued During Period, Shares, New Issues	2,600,000
Price per share	$ 5.00
Fees and Commissions	$ 11,200,000		$ 11,100,000
Proceeds from Issuance Initial Public Offering	$ 13,000,000